AXS Brendan Wood TopGun Index ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.7%
	BANKS — 8.1%
533	JPMorgan Chase & Co.	$77,519
763	Royal Bank of Canada[1]	72,874
		150,393
	COMPUTERS — 4.7%
591	Crowdstrike Holdings, Inc. - Class A*	86,800
	DIVERSIFIED FINANCIAL SERVICES — 8.6%
203	Mastercard, Inc. - Class A	79,840
340	Visa, Inc. - Class A	80,743
		160,583
	ENVIRONMENTAL CONTROL — 4.1%
533	Waste Connections, Inc.[1]	76,182
	HEALTHCARE-PRODUCTS — 3.4%
266	Danaher Corp.	63,840
	HEALTHCARE-SERVICES — 3.4%
134	UnitedHealth Group, Inc.	64,406
	INSURANCE — 11.4%
492	Intact Financial Corp.	75,964
377	Marsh & McLennan Cos., Inc.	70,906
490	Progressive Corp.	64,862
		211,732
	INTERNET — 4.1%
636	Alphabet, Inc. - Class A*	76,129
	MINING — 7.6%
1,365	Agnico Eagle Mines Ltd.[1]	68,223
517	Franco-Nevada Corp.[1]	73,724
		141,947
	OIL & GAS — 3.7%
1,480	Tourmaline Oil Corp.	69,735
	REITS — 3.4%
514	Prologis, Inc.	63,032
	RETAIL — 3.8%
132	Costco Wholesale Corp.	71,066

AXS Brendan Wood TopGun Index ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS — 8.6%
776	Advanced Micro Devices, Inc.*	$88,394
99	ASML Holding N.V.[1]	71,750
		160,144
	SOFTWARE — 16.7%
32	Constellation Software, Inc./Canada	66,301
261	Microsoft Corp.	88,881
132	ServiceNow, Inc.*	74,180
461	Snowflake, Inc. - Class A*	81,127
		310,489
	TRANSPORTATION — 4.1%
945	Canadian Pacific Kansas City Ltd.[1]	76,328
	VENTURE CAPITAL — 4.0%
2,240	Brookfield Corp.[1]	75,376
	TOTAL COMMON STOCKS
	(Cost $1,746,588)	1,858,182
	TOTAL INVESTMENTS — 99.7%
	(Cost $1,746,588)	1,858,182
	Other Assets in Excess of Liabilities — 0.3%	4,832
	TOTAL NET ASSETS — 100.0%	$1,863,014

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.